J.P. MORGAN INCOME FUNDS

JPMorgan Corporate Bond Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 27, 2019

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information

dated July 1, 2018, as supplemented

Portfolio Manager Addition. Effective immediately, Raymond Keiser will be added to the portfolio management team for the JPMorgan Corporate Bond Fund (the “Fund”).

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lisa Coleman	2013	Managing Director
Lorenzo Napolitano	2016	Executive Director
Raymond Keiser	2019	Executive Director

In addition, the “The Funds’ Management and Administration — The Fund Managers — Corporate Bond Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

Corporate Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Lisa Coleman, Managing Director and CFA charterholder, Lorenzo Napolitano, Executive Director and CFA charterholder and Raymond Keiser, Executive Director and CFA charterholder. Ms. Coleman, Mr. Napolitano and Mr. Keiser are responsible for establishing and monitoring the overall duration, yield curve, sector allocation, and the overweights and underweights of the Fund’s portfolio versus the benchmark. They are assisted by regional sector and research teams who help formulate the macro credit, sector and security strategies of the Fund. An employee of JPMIM since 2008, Ms. Coleman is the head of the Global Investment Grade Corporate Credit team within J.P. Morgan Asset Management’s Global Fixed Income, Currency & Commodities group (GFICC). An employee of JPMIM since 2012, Mr. Napolitano is a member of the GFICC group and a portfolio manager within the Investment Grade Corporate Credit Team. An employee of JPMIM since 2010, Mr. Keiser is a member of the GFICC group and a portfolio manager within the Investment Grade Corporate Credit team managing a variety of different strategies. Mr. Keiser previously served as an analyst on the Fixed Income Data Integrity team and most recently was a portfolio manager on the short duration team where he focused primarily on investment grade credit.

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

SUP-CORPB-PM-319

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Corporate Bond Fund
Lisa Coleman	1	$27,000	32	$39,224,890	27	$11,206,398
Lorenzo Napolitano	2	256,966	3	301,263	12	6,900,398
Raymond Keiser**	2	2,708,299	8	5,436,909	25	26,718,408

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Corporate Bond Fund
Lisa Coleman	0	$0	0	$0	0	$0
Lorenzo Napolitano	0	0	0	0	0	0
Raymond Keiser**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2019.

In addition, effective immediately, the “Portfolio Managers — Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Corporate Bond Fund
Lisa Coleman	X
Lorenzo Napolitano				X
Raymond Keiser*	X

*	As of February 28, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE